Exceptional items (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Exceptional items
Exceptional items-cost of sales			$ 5,698		$ 5,597			$ 5,731
Total selling, general and administrative expense			381		362			317
Exceptional impairment-intangible assets			8
Finance expense			338		659			479
Share of exceptional items in material joint venture			48		49
Exceptional items from continuing operations before exceptional tax credit			(23)		240			274
Income tax charge			10		44			18
Exceptional items from continuing operations, net of tax			(13)		284			292
Exceptional items from discontinued operation, net of tax			(22)		(1,742)			(198)
Total exceptional (credit)/charge, net of tax		€ (31)	(35)	€ (1,327)	(1,458)	$ (1,458)	€ 83	94
Repayment of principal amount outstanding			3,261		4,088			442
6.000% Senior Notes due 2021
Exceptional items
Repayment of principal amount outstanding	$ 440
Stated interest rate	6.00%
Cross currency interest rate swaps
Exceptional items
Contract value	$ 440
Food and Specialty Discontinued Operation
Exceptional items
Exceptional items from discontinued operation, net of tax			(22)		(1,742)			(198)
Aggregate continuing and discontinued operations
Exceptional items
Total exceptional (credit)/charge, net of tax			(35)		(1,458)			94
Exceptional items
Exceptional items
Exceptional items-cost of sales			19		2			108
Transaction related and other costs			25
Total selling, general and administrative expense			31		51			17
Finance expense			74		203			22
Share of exceptional items in material joint venture			15		39
Exceptional items from continuing operations before exceptional tax credit			147		295			333
Income tax charge			(53)		3			(49)
Exceptional items from continuing operations, net of tax			94		298			284
Exceptional items from discontinued operation, net of tax			(22)		(1,527)			13
Total exceptional (credit)/charge, net of tax			72		(1,229)			297
Tax credit resulting from U.S. tax reform			(15)
Tax credit related to debt refinancing and settlement costs			13
Exceptional items | Discontinued operations
Exceptional items
Exceptional items from discontinued operation, net of tax			(22)		(1,527)			13
Exceptional items | Food and Specialty Discontinued Operation
Exceptional items
Exceptional items from discontinued operation, net of tax			22		(1,527)
Exceptional items | Aggregate continuing and discontinued operations
Exceptional items
Total exceptional (credit)/charge, net of tax			72		(1,229)			297
Exceptional Items - Cost Of Sales and SGA
Exceptional items
Restructuring and other costs			7
Exceptional items - Cost of sales
Exceptional items
Start-up related costs			7		13			48
Impairment-property, plant and equipment			6		5			5
Past service cost/(credit)			5		(37)			5
Restructuring and other costs			1		6			50
Legal matter					15
Exceptional items-cost of sales			19		2			108
Exceptional items - Cost of sales | Metal Beverage Packaging Europe and Glass Packaging Europe
Exceptional items
Past service cost/(credit)								5
Exceptional items - Cost of sales | Glass Packaging North America
Exceptional items
Past service cost/(credit)					(37)
Exceptional items - Capacity realignment programs
Exceptional items
Start-up related costs			7		13			48
Impairment-property, plant and equipment			6		5			5
Restructuring and other costs					6			50
Capacity realignment			13		24			103
Exceptional items - Capacity realignment programs | Metal Beverage Packaging Europe
Exceptional items
Capacity realignment					2			24
Exceptional items - Capacity realignment programs | Metal Beverage Packaging Americas
Exceptional items
Capacity realignment					2			(4)
Exceptional items - Capacity realignment programs | Glass Packaging North America
Exceptional items
Capacity realignment					15			78
Exceptional items - Capacity realignment programs | Glass Packaging Europe
Exceptional items
Capacity realignment					5			5
Exceptional items - SGA expenses
Exceptional items
Transaction related and other costs			25		51			17
Restructuring and other costs			6
Total selling, general and administrative expense			31		51			17
Exceptional Items Impairment of intangible assets
Exceptional items
Impairment-property, plant and equipment			8
Impairment - other intangible assets			8
Impairment- goodwill								186
Exceptional impairment-intangible assets			8					186
Exceptional Items Impairment of intangible assets | Glass Packaging North America
Exceptional items
Impairment- goodwill								186
Exceptional items - Finance expense
Exceptional items
Debt refinancing and settlement costs			74		200			16
Loss on derivative financial instruments					3			6
Finance expense			74		203			$ 22
Repayment of principal amount outstanding			61		165
Exceptional items - Finance expense | Cross currency interest rate swaps
Exceptional items
Loss on derivative financial instruments	$ 6
Exceptional Items, Joint venture
Exceptional items
Share of exceptional items in material joint venture			$ 15		$ 39